Concentrations	12 Months Ended
Dec. 31, 2021
Concentrations
Concentrations
13.	Concentrations

The Company has significant suppliers and service providers that are important to its sourcing, roasting, manufacturing, and any related ongoing servicing of merchandise and content. Approximately 81.4%, 71.6% and 80.9% of the Company’s coffee purchases were generated from four vendors for the years ended December 31, 2021, 2020 and 2019, respectively. The Company’s five main shipping vendors account for approximately 91.7%, 81.0% and 82.5% of total shipping expenses for the years ended December 31, 2021, 2020 and 2019, respectively. In addition, the Company’s primary fulfillment service provider accounted for 96.6%, 92.0% and 99.0% of total fulfillment costs for the years ended December 31, 2021, 2020 and 2019, respectively. Further, approximately 53.1% of the Company’s marketing expenses for the year ended December 31, 2021 were generated from five vendors; 62.0% of the Company’s marketing expenses for the year ended December 31, 2020 were generated from four vendors; and 57.6% of the Company's marketing expenses for the year ended December 31, 2019 were generated from three vendors. The Company does not have any long-term arrangements with these vendors or its other suppliers and service providers to guarantee availability of inventory, content, or services. The loss of the above vendors could have an impact on the operations of the Company until a suitable replacement could be engaged.